INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

11. INCOME TAXES

The Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders. No stamp duty is payable in respect of the issue of the shares or on an instrument of transfer in respect of a share.

Hong Kong S.A.R.

Under the current Hong Kong S.A.R. Inland Revenue Ordinance, the Company’s Hong Kong S.A.R. subsidiary is subject to Hong Kong S.A.R. profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong S.A.R. Payments of dividends by the Hong Kong S.A.R. subsidiary to the Company is not subject to withholding tax in Hong Kong S.A.R. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. No provision for Hong Kong profits tax has been made in the financial statements as the subsidiary in Hong Kong had no assessable profits for the years ended December 31, 2022, 2023 and 2024.

Vietnam

The statutory corporate income tax rate applied for subsidiaries in Vietnam is 20% of taxable income.

The PRC

The Company’s PRC subsidiaries are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified. In March 2007, a new enterprise income tax law (the “New EIT Law”) in the PRC was enacted which became effective on January 1, 2008. The New EIT Law applies a unified 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises, unless a preferential EIT rate is otherwise stipulated. On April 14, 2008, relevant governmental regulatory authorities released further qualification criteria, application procedures and assessment processes for meeting the High and New Technology Enterprise (“HNTE”) status under the New EIT Law which would entitle qualified and approved entities to a favorable EIT tax rate of 15%. In April 2009 and June 2017, the State Administration for Taxation (“SAT”) issued Circular Guoshuihan [2009] No. 203 (“Circular 203”) and SAT Announcement [2017] No. 24 (“Announcement 24”) stipulating that entities which qualified for the HNTE status should apply with in-charge tax authorities to enjoy the reduced EIT rate of 15% provided under the New EIT Law starting from the year when the new HNTE certificate becomes effective. The HNTE certificate is effective for a period of three years and can be renewed for another three years. Subsequently, an entity needs to re-apply for the HNTE status in order to be able to enjoy the preferential tax rate of 15%.

Zhongjinke Shenzhen has obtained the HNTE certificate, the latest HNTE certificate obtained on December 26, 2024 and is valid for three years. Thus, the Company is entitled to a preferential tax rate of 15% until December 2027.

If any entities fail to maintain the HNTE qualification under the New EIT Law, they will no longer qualify for the preferential tax rate of 15%, which could have a material and adverse effect on the Company’s results of operations and financial position provided that they do not qualify for any other preferential tax treatment. Historically, the abovementioned PRC subsidiaries have successfully obtained or renewed the HNTE certificates when the previous certificates had expired.

According to the Announcement on Further Implementing the Income Tax Preferential Policies for Small and Micro Enterprises (Caishui [2023] No. 06) issued by the Ministry of Finance and the State Taxation Administration on March 14, 2022, for small and low-profit enterprises with an annual taxable income exceeding RMB1,000,000 (equivalent to US$141,052) but not exceeding RMB3,000,000 (equivalent to US$417,055), a reduction of 25% will be included in the taxable income and the enterprise income tax will be paid at a 20% tax rate. The execution period of this announcement is from January 1, 2023 to December 31, 2024. On August 2, 2023, the Ministry of Finance and the State Taxation Administration announced Caishui [2023] No. 12 and extend the execution period of Caishui [2023] No. 06 from December 31, 2024 to December 31, 2027. Zhongjinke Nanjing is a small and low-profit enterprise with a taxable income of less than RMB1,000,000 for the years ended December 31, 2022, 2023 and 2024, and enjoy a preferential income tax rate of 2.5%, 5% and 5%, respectively.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for the PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Company does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC tax purposes.

Withholding tax on undistributed dividends

The CIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside of Mainland China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within Mainland China or if the received dividends have no connection with the establishment or place of such immediate holding company within Mainland China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with the PRC. According to the arrangement between Mainland China and Hong Kong S.A.R. on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in Mainland China to its immediate holding company in Hong Kong S.A.R. will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Company did not record any dividend withholding tax.

The provision for income taxes consists of the following:

	For the years ended December 31,
	2022	2023	2024
	$US	$US	$US
Provisions for current income tax	1,096,377	1,070,430	1,032,132
Provisions for deferred income tax	52,994	213,773	232,801
Total	1,113,066	1,284,203	1,264,933

The effective income tax rate was 13.26%, 14.31% and 25.67% for the years ended December 31, 2022, 2023 and 2024, respectively. Reconciliation of the differences between the income tax provision computed based on the PRC statutory income tax rate and the Company’s income tax expense for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
	$US	$US	$US
Income before income tax provision	8,391,897	8,974,042	4,927,762
Tax at the PRC EIT tax rates	2,097,974	2,243,511	1,231,941
HNTE tax incentive	(850,834)	(925,270)	(298,562)
Tax effect of non-deductible expenses	(56,045)	(59,636)	460,045
Tax effect of R&D expenses deduction	(73,132)	(68,310)	(82,218)
Others	(22,470)	—	—
Change in valuation allowance	17,573	93,908	(46,273)
Income tax expense	1,113,066	1,284,203	1,264,933

As of December 31, 2023 and 2024, the significant components of the deferred tax assets and deferred tax liability are summarized below:

	As of December 31,
	2023	2024
	$US	$US
Deferred tax assets:
Tax loss carry-forwards	52,804	69,622
Provision for credit loss	1,991	2,765
Inventory provision	91,846	166,289
Lease liabilities	130,192	222,361
Valuation allowance	(110,864)	(63,346)
Total deferred tax assets	165,969	397,691
Deferred tax liabilities:
Investment Income	(349,784)	(727,868)
Operating right-of-use assets	(84,308)	(233,111)
Finance lease right-of-use assets	(84,064)	(9,541)
Total deferred tax liabilities	(518,156)	(970,520)

Changes in valuation allowance are as follows:

	As of December 31,
	2023	2024
	$US	$US
Balance at beginning of the year	17,270	110,864
Addition/(Reduction)	93,908	(46,273)
Foreign currency translation adjustment	(314)	(1,245)
Balance at end of the year	110,864	63,346

The Company operates through the PRC Entities and the valuation allowance is considered on each individual basis.

The Company’s assessment is that it is not more likely than not that these deferred tax assets will be realized.

The net operating loss attributable to PRC Entities can only be carried forward for a maximum period of five years. Tax losses of non-PRC Entities can be carried forward indefinitely.

Under the PRC Income Tax Law and the implementation rules, profits of the PRC Entities earned on or after January 1, 2008 and distributed by the PRC Entities to the Company are subject to a withholding tax at a rate of 10%, unless the Company will be deemed as a resident enterprise for tax purposes. Since the Company intends to reinvest the earnings of the PRC Entities in operations in the PRC, the PRC Entities do not intend to declare dividends to their immediate non-PRC established holding companies in the foreseeable future. Accordingly, no deferred taxation on undistributed earnings of the PRC Entities has been recognized as of December 31, 2024.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company did not accrue any liability, interest or penalties related to underpayment of taxes in the consolidated statements of income for the years ended December 31, 2022, 2023 and 2024, respectively. And there were no completed or ongoing examinations by tax authorities as of December 31, 2024.

In accordance with Guo Shui Fa [2009] No.2, the PRC tax authorities have the right to deem the Company for a tax amount based on the transfer pricing contemporaneous documentations (the “Contemporaneous Documentations”) or a basis that they considered reasonable.

c) Uncertain tax positions

The Company evaluate each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2024, the Company did not have any significant unrecognized uncertain tax positions.